Registration No. 333-135516

File No. 811-21920

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 8	☐

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☒

Amendment No. 11	☒

OPPENHEIMER TRANSITION 2010 FUND

___________________________________________________________________

(Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

___________________________________________________________________

(Address of Principal Executive Offices)                 (Zip Code)

(303) 768-3200

___________________________________________________________________

(Registrant’s Telephone Number, including Area Code)

Arthur S. Gabinet , Esq.

OppenheimerFunds, Inc.

Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008

___________________________________________________________________

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on __________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on _______________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 11th day of July, 2012.

OPPENHEIMER TRANSITION 2010 FUND

By: /s/ William F. Glavin, Jr.*
William F. Glavin, Jr., President, Principal Executive Officer, & Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

/s/ Brian F. Wruble*	Chairman of the Board of Trustees	July 11, 2012
Brian F. Wruble

/s/ William F. Glavin, Jr.*	President, Principal	July 11, 2012
William F. Glavin, Jr.	Executive Officer and Trustee

/s/ Brian W. Wixted*	Treasurer, Principal	July 11, 2012
Brian W. Wixted	Financial & Accounting Officer

/s/ David K. Downes*	Trustee	July 11, 2012
David K. Downes

/s/ Matthew P. Fink*	Trustee	July 11, 2012
Matthew P. Fink

/s/ Phillip A. Griffiths*	Trustee	July 11, 2012
Phillip A. Griffiths

/s/ Mary F. Miller*	Trustee	July 11, 2012
Mary F. Miller

/s/ Joel W. Motley*	Trustee	July 11, 2012
Joel W. Motley

/s/ Mary Ann Tynan*	Trustee	July 11, 2012
Mary Ann Tynan

/s/ Joseph M. Wikler*	Trustee	July 11, 2012
Joseph M. Wikler

/s/ Peter I. Wold*	Trustee	July 11, 2012
Peter I. Wold

*By: /s/ Mitchell J. Lindauer
Mitchell J. Lindauer, Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description

Ex-101.INS	XBRL Instance Document
Ex-101.SCH	XBRL Taxonomy Extension Schema Document
Ex-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase
Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase
Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document

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